Common Shares	12 Months Ended
Dec. 31, 2011
Common Shares [Abstract]
Common Shares

14. COMMON SHARES

Upon inception, the Company had 1 common share issued and outstanding to RPL. On June 5, 2007, the Company issued 54,999,999 restricted common shares to the RPL for a consideration of US$5 equal to the par value of US$0.0001. The Company is granted the right, exercisable at any time during the sixty-day period following the date on which any of Founders cease for any reason to remain in service, to repurchase from the RPL at the par value all or any portion of the shares in which the RPL has not acquired a vested interest.

50% of restricted shares were vested immediately upon the issuance, which enabled the Company effect a share split from 1 share to 27,500,000 shares to the only existing Common Shareholder. The purchase price, or the par value, was recorded as common share.

50% of restricted shares were vested in 36 equal and continuous monthly installments for each subsequent monthly period following the issuance date, provided that the Founders’ continuous service for the Company. The vesting portion for each of the Founders equals to their ownership percentage in RPL. These shares issued are determined to be share-based compensation. The Company estimated the fair value of the shares at the issuance date using the income approach. The difference between the fair value and par value is recognized as compensation expense using graded vesting method over the required service period, which is the vesting period. For the years ended December 31, 2009, 2010 and 2011, the Company recognized compensation expense of US$289, US$64 and US$0, respectively. As of December 31, 2010 and 2011, there was no restricted share that was unvested. No originally issued restricted shares were forfeited.

On June 22, 2007, in association with the issuance of Series A Preferred Shares (see Note 13), the Company repurchased 3,250,000 vested shares from RPL for a consideration of US$325 or US$0.1 per common share. The shares repurchased were retired immediately.

On December 17, 2007, in association with the issuance of Series B Preferred Shares (see Note 13), the Company repurchased 1,397,059 vested shares from RPL for a consideration of US$500 or US$0.358 per common share. The shares repurchased were retired immediately.

The common shares reserved for issuance upon conversion of the Preferred Shares and the common shares reserved for issuance upon exercise of the Awards were as follows:

	For the Years Ended December 31
	2009	2010	2011
Reserved for issuance upon conversion of the Preferred Shares (Note 13)	68,176,471	114,637,272	—
Reserved for issuance upon exercise of the Awards (Note 10)	21,176,471	36,415,442	44,537,192

On March 11, 2011, special resolutions have been passed by the Shareholders that the Company shall (i) increase and vary its authorised share capital and (ii) amend and restate its memorandum and articles of association. It was resolved that conditional and immediately upon the completion of the IPO, the authorised share capital of the Company be varied and increased (the “Variation of Capital”) as follows:

(a)	199,647,059 common shares (all of which are authorised but unissued immediately prior to the completion of the IPO) be re-designated as Class A common shares, having the rights, preferences, privileges and restrictions set out in the Sixth Amended and Restated Memorandum and Articles of Association attached hereto as Exhibit A (the “Sixth M&A”) adopted pursuant to these resolutions;

(b)	all of the issued common shares and preferred shares that are outstanding at such time be immediately and automatically converted into Class B common shares of the Company (“Class B common shares”), each of a par value of US$0.0001, on a 1:1 basis (the “Conversion”);

(c)	all of the issued and outstanding options granted by the Company pursuant to the 2007 Plan shall entitle the option holders to a number of Class B common shares equivalent to the number of common shares as originally set out in the relevant award agreement.

(d)	the authorised share capital of the Company be increased by the creation of (i) 360,352,941 Class A common shares of a nominal or par value of US$0.0001 each, to rank pari passu with all other Class A common shares, and (ii) 75,009,787 Class B common shares of a nominal or par value of US$0.0001 each, to rank pari passu with all other Class B common shares, in each case having the rights provided for under the Sixth M&A adopted pursuant to these resolutions.

Following the Variation of Capital pursuant to this resolution, the authorised share capital of the Company shall be US$80, divided into (i) 560,000,000 Class A common shares with a par value of US$0.0001 each and (ii) 240,000,000 Class B common shares with a par value of US$0.0001 each.

Holders of Class A common shares and Class B common shares have the same rights except for the following:

(a)	Holders of Class A common shares are entitled to one vote per share, while holders of Class B common shares are entitled to ten votes per share.

(b)	Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

(c)	Upon any transfer of Class B common shares by a holder thereof to any person or entity which is not an affiliate of such holder and which is not any of our founders or any affiliates of our founders, such Class B common shares shall be automatically and immediately converted into equal number of Class A common shares.

On May 5, 2011, the Company completed its IPO of a total of 7,750,000 ADS with a gross proceed of US$89,125 and the Variation of Capital described above was effective as of the same date. Immediately following the closing of the IPO, the Company had 38,750,000 outstanding Class A common shares represented by 7,750,000 ADSs and all of the Company’s 114,637,272 outstanding Preferred Shares were converted into Class B common shares immediately as of the same date.